Business and asset acquisitions	12 Months Ended
Dec. 31, 2018
Disclosure Of Business And Asset Acquisitions [Abstract]
Disclosure of business combinations [text block]
(4)	Business and asset acquisitions

a)	Acquisition of Albertville Quality Foods, Inc.

On July 14, 2017, the Company, through its subsidiary OK Foods, Inc., acquired 100% of the outstanding voting shares of Albertville Quality Foods, Inc. (Acquired Co. I). Acquired Co. I's operating results are included in the consolidated financial statements as of the date of acquisition. Acquired Co. I is dedicated to the production and sale of processed and value-added products based on animal protein, and is located in the state of Alabama, in the United States of America. The aggregate purchase price paid in cash amounted to $2,449,862 (138.10 million dollars). Acquired Co. I was merged with OK Foods, Inc. at the end of 2017.

The purchase of Acquired Co. I benefits the Company’s Poultry segment because it significantly increases OK Foods, Inc.’s product portfolio, significantly increases the client base in the United States of America and opens the opportunity for cross-sales between the clients of Acquired Co. I and OK Foods, Inc., significantly strengthening the presence of OK Foods, Inc. in the self-service channel. Regarding production activities, the acquisition increases the manual cutting process capacity, thereby reducing OK Foods, Inc.’s current cutting costs with external suppliers, and will optimize the production processes by adopting the best practices of both companies for the benefit of the operation as a whole. These benefits are not recognized separately from Goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The assets acquired and the assumed liabilities of Acquired Co. I were recognized based on the best estimate of their fair value at the acquisition date.

The Company used various valuation techniques to determine fair value. Cost and market approaches were used to determine the value of the property, plant and equipment. Customer relationships and trademarks are valued based on discounted cash flow analysis, relief from royalty and multi-period excess earnings valuation approaches, which use significant unobservable inputs, or level 3 inputs, as defined by the fair value hierarchy. Under these valuation approaches, management made estimates and assumptions about sales, operating margins, growth rates, royalty rates and discount rates based on budgets, business plans, economic projections, anticipated future cash flows and marketplace data.

Due to their liquidity or short-term maturities, as appropriate, the Company concluded that Acquired Co. I´s pre-acquisition carrying amounts for cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities approximate their fair value at the acquisition date, while inventories are recorded at their net realizable value.

Identifiable assets acquired and liabilities assumed

The following is a summary of the recognized amounts of assets acquired and liabilities assumed at the acquisition date, compared to the consideration paid:

Acquisition value

Current assets, other than inventories	$202,873
Inventories	304,594
Property, plant and equipment	547,987
Other current assets	10,189
Intangible assets	969,942
Total assets	2,035,585
Current liabilities	(155,798)
Deferred income tax	(472,088)
Acquired net identifiable assets, net	1,407,699
Consideration paid	2,449,862
Goodwill at acquisition date	$1,042,163

Goodwill arises because the transferred consideration exceeds the identifiable assets acquired net of liabilities assumed on the acquisition date.

The goodwill that arose from the acquisitions is not expected to be deductible for tax purposes.

Certain estimated values in the acquisition, including goodwill, intangible assets and deferred taxes, have not yet been definitively determined and are subject to revision as new information emerges and the analyses are completed. The purchase price was allocated based on the information available on the date of acquisition.

Had the acquisition occurred on January 1, 2017, management estimates that consolidated revenues and consolidated profits for the year ended December 31, 2017 would have totaled $61,093,104 and $5,202,397, respectively. In determining these amounts, management has assumed that the provisional adjustments to fair value recognized at the date of acquisition would have been similar if the acquisition had occurred on January 1, 2017.

Costs related to acquisition.

During 2017, the Company incurred costs related to the acquisition of Acquired Co. I of $16,145 corresponding to external legal fees and due diligence costs, which are included in other expenses in the Company’s consolidated statement of profit and loss and other comprehensive income for the year ended December 31, 2017 (see note 30).

b)	Acquisition of Proveedora La Perla, S.A. de C.V.

On July 11, 2017, the Company acquired 100% of voting stock of Proveedora La Perla S.A. de C.V. (Acquired Co. II). Acquired Co. II's operating results are included in the consolidated financial statements as of that date. Acquired Co. II is dedicated to the production and sale of pet food and treats, and is located in the state of Queretaro, Mexico. The purchase price in cash amounted to $45,000.

The purchase of Acquired Co. II benefits the Other segment due to the fact that it expands its current production capacity for dry pet food. In addition, Acquired Co. II has equipment for the production of wet pet food and pet treats, which will allow the Company to enter this market where it currently does not participate. The production facilities of Acquired Co. II will allow for a reduction of logistics cost since they are within close proximity of the Company´s clients located in the central region of the country, and it will contribute improved customer service. This acquisition will allow for accelerated growth in the pet food business.

The assets acquired and the assumed liabilities of Acquired Co. II were recognized based on the best estimate of their fair value at the acquisition date.

The fair value of the assets was determined using cost and market approaches. The cost approach, which estimates the value based on the current replacement cost of an asset by another asset of equal usefulness, was used mainly for plant and equipment. The market approach, in which the value of an asset is based on available market prices for comparable assets, was used mainly for real estate.

Due to their liquidity or short-term maturities, as appropriate, the Company concluded that Acquired Co. II’s pre-acquisition carrying amounts for cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities approximate their fair value at the acquisition date, while inventories are recorded at their net realizable value.

Identifiable assets acquired and liabilities assumed

The following is a summary of the recognized amounts of acquired assets and assumed liabilities at the date, compared to the consideration paid:

Acquisition value

Current assets, other than inventories	$13,835
Inventories	5,846
Property, plant and equipment	584,884
Total assets	604,565
Current liabilities	(392,646)
Deferred income tax	(79,423)
Acquired net identifiable assets	132,496
Consideration paid	45,000
Bargain purchase gain (note 30)	$87,496

The bargain purchase gain arises because the net of fair value of the assets at the acquisition date exceeds the amount of the consideration transferred. The business strategies followed by the acquiree in the past resulted in a high cost structure and limited opportunity for improving profitability, resulting in a fair value of the business below that of its component parts. For this reason, a gain was recognized in other income (expense) (see note 30) in the consolidated statement of profit or loss and other comprehensive income.

Had the acquisition occurred on January 1, 2017, management estimates that consolidated revenues and consolidated profits for the year ended December 31, 2017 would have totaled $58,182,059 and $5,086,470, respectively. In determining these amounts, management has assumed that the provisional adjustments to fair value recognized at the date of acquisition would have been similar if the acquisition had occurred on January 1, 2017.

Costs related to acquisition.

During 2017, the Company incurred costs related to the acquisition of Acquired Co. II of $15,465 corresponding to external legal fees and due diligence costs, which are included in other expenses in the Company’s consolidated statement of profit and loss and other comprehensive income.